Gross investment in lease - Schedule of Gross Investment in Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Gross investment in lease	$ 95,798	$ 110,438
Current portion	(15,977)	(14,640)
Gross investment in lease, non-current portion	$ 79,821	$ 95,798